Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Fair Value Measurements and Disclosure
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Funds’ assets carried at fair value:

Aristotle Core Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$419,617,020	$-	$-	$419,617,020
Real Estate Investment Trusts	6,356,336	-	-	6,356,336
Total Investments	$425,973,356	$-	$-	$425,973,356

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Core Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$1,004,667,220	$-	$1,004,667,220
U.S. Treasury Obligations	-	593,642,842	-	593,642,842
Bank Loans*	-	341,709,139	-	341,709,139
Asset-Backed Securities	-	277,381,702	-	277,381,702
Collateralized Loan Obligations	-	131,907,348	-	131,907,348
Mortgage Backed Securities	-	130,835,642	-	130,835,642
U.S. Government Agency Issues	-	29,877,397	-	29,877,397
Foreign Government Debt Obligations	-	2,537,814	-	2,537,814
Total Investments	$-	$2,512,559,104	$-	$2,512,559,104

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle ESG Core Bond Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$16,675,884	$-	$16,675,884
U.S. Treasury Obligations	-	7,100,719	-	7,100,719
Asset-Backed Securities	-	3,170,990	-	3,170,990
Collateralized Loan Obligations	-	1,112,287	-	1,112,287
Mortgage Backed Securities	-	600,054	-	600,054
Total Investments	$-	$28,659,934	$-	$28,659,934

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Floating Rate Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Bank Loans*	$-	$3,774,569,023	$-	$3,774,569,023
Exchange Traded Funds	243,066,271	-	-	243,066,271
Corporate Bonds*	-	154,404,208	-	154,404,208
Total Investments	$243,066,271	$3,928,973,231	$-	$4,172,039,502

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$301,590,897	$-	$-	$301,590,897
Real Estate Investment Trusts	2,632,679	-	-	2,632,679
Total Investments	$304,223,576	$-	$-	$304,223,576

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$73,772,465	$-	$73,772,465
Bank Loans*	-	7,848,083	-	7,848,083
Collateralized Loan Obligations	-	5,302,657	-	5,302,657
Common Stocks*	228,490	-	-	228,490
Total Investments	$228,490	$86,923,205	$-	$87,151,695

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$601,160,547	$-	$-	$601,160,547
Total Investments	$601,160,547	$-	$-	$601,160,547

*	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.

Aristotle Portfolio Optimization Aggressive Growth Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$145,848,469	$-	$-	$145,848,469
Exchange Traded Funds	122,670,077	-	-	122,670,077
Total Investments	$268,518,546	$-	$-	$268,518,546

Aristotle Portfolio Optimization Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$99,858,232	$-	$-	$99,858,232
Exchange Traded Funds	40,020,162	-	-	40,020,162
Total Investments	$139,878,394	$-	$-	$139,878,394

Aristotle Portfolio Optimization Growth Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$372,708,897	$-	$-	$372,708,897
Exchange Traded Funds	277,327,324	-	-	277,327,324
Total Investments	$650,036,221	$-	$-	$650,036,221

Aristotle Portfolio Optimization Moderate Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$142,469,707	$-	$-	$142,469,707
Exchange Traded Funds	63,974,378	-	-	63,974,378
Total Investments	$206,444,085	$-	$-	$206,444,085

Aristotle Portfolio Optimization Moderate Fund
	Level 1	Level 2	Level 3	Total
Investments
Affiliated Open-End Funds	$484,033,433	$-	$-	$484,033,433
Exchange Traded Funds	244,442,925	-	-	244,442,925
Total Investments	$728,476,358	$-	$-	$728,476,358

Aristotle Short Duration Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$373,811,029	$-	$373,811,029
Bank Loans*	-	145,420,257	-	145,420,257
Asset-Backed Securities	-	131,318,765	-	131,318,765
U.S. Treasury Obligations	-	110,083,281	-	110,083,281
Collateralized Loan Obligations	-	71,343,297	-	71,343,297
Total Investments	$-	$831,976,629	$-	$831,976,629

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Small Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$190,423,789	$-	$-	$190,423,789
Real Estate Investment Trusts	8,738,791	-	-	8,738,791
Exchange Traded Funds	2,268,534	-	-	2,268,534
Total Investments	$201,431,114	$-	$-	$201,431,114

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$40,397,024	$-	$-	$40,397,024
Real Estate Investment Trusts	1,206,648	-	-	1,206,648
Closed End Funds	366,096	-	-	366,096
Exchange Traded Funds	256,846	-	-	256,846
Total Investments	$42,226,614	$-	$-	$42,226,614

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$1,681,300,736	$-	$1,681,300,736
Bank Loans*	-	856,100,665	-	856,100,665
Collateralized Loan Obligations	-	183,145,520	-	183,145,520
U.S. Treasury Obligations	-	46,748,477	-	46,748,477
Asset-Backed Securities	-	12,055,718	-	12,055,718
Total Investments	$-	$2,779,351,116	$-	$2,779,351,116

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle/Saul Global Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$50,694,169	$-	$-	$50,694,169
Preferred Stocks	1,358,402	-	-	1,358,402
Total Investments	$52,052,571	$-	$-	$52,052,571
*	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.

Aristotle Value Equity Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$654,668,399	$-	$-	$654,668,399
Real Estate Investment Trusts	10,687,833	-	-	10,687,833
Total Investments	$665,356,232	$-	$-	$665,356,232

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Aristotle Ultra Short Income Fund
	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds*	$-	$25,548,282	$-	$25,548,282
Collateralized Loan Obligations	-	9,917,933	-	9,917,933
Asset-Backed Securities	-	5,782,461	-	5,782,461
Bank Loans*	-	3,029,019	-	3,029,019
U.S. Treasury Obligations	-	1,292,226	-	1,292,226
U.S. Treasury Bills	-	199,098	-	199,098
Total Investments	$-	$45,769,019	$-	$45,769,019

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.